S000051686 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Franklin Low Volatility High Dividend Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	7.70%	8.07%	8.76%
Franklin U.S. Low Volatility High Dividend Index ETF
Prospectus [Line Items]
Average Annual Return, Percent	7.52%	7.83%	8.51%
Franklin U.S. Low Volatility High Dividend Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.07%	6.77%	7.49%
Franklin U.S. Low Volatility High Dividend Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.44%	5.89%	6.62%